Segment and Revenue by Geography and by Major Customer (Details) - Schedule of Evaluating Financial Performance and Allocating Resources - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 84,161	$ 90,715	$ 70,684
Gross profit (loss)	52,592	63,390	50,579
Research and development expenses	(48,171)	(58,207)	(46,875)
Sales and marketing expenses	(17,314)	(16,959)	(14,214)
General and administrative expenses	(14,024)	(16,593)	(16,556)
Segment operating profit (loss)	(26,917)	(28,369)	(27,066)
Financial income, net	5,637	(1,770)	1,102
Loss before taxes on income	(19,567)	(27,232)	(26,137)
Depreciation expenses	1,632	1,377	1,099
Stock-based compensation	5,102	6,160	9,823
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	84,161	90,715	70,684
Gross profit (loss)	52,592	63,390	50,579
Research and development expenses	48,171	58,207	46,875
Sales and marketing expenses	17,314	16,959	14,214
General and administrative expenses	14,024	16,593	16,556
Segment operating profit (loss)	(26,917)	(28,369)	(27,066)
Change in fair value of Forfeiture Shares	1,713	2,907	(173)
Financial income, net	5,637	(1,770)	1,102
Loss before taxes on income	(19,567)	(27,232)	(26,137)
Depreciation expenses	1,632	1,377	1,099
Stock-based compensation	15,026	12,089	9,869
Audio Video [Member]
Segment Reporting Information [Line Items]
Revenues	57,411	74,540	62,801
Gross profit (loss)	44,262	58,425	48,909
Research and development expenses	25,620	20,901	14,054
Sales and marketing expenses	7,410	7,290	6,944
General and administrative expenses	7,062	8,259	8,322
Segment operating profit (loss)	4,170	21,975	19,589
Depreciation expenses	816	641	371
Stock-based compensation	6,928	5,151	4,385
Automotive [Member]
Segment Reporting Information [Line Items]
Revenues	26,750	16,175	7,883
Gross profit (loss)	8,330	4,965	1,670
Research and development expenses	22,551	37,306	32,821
Sales and marketing expenses	9,904	9,669	7,270
General and administrative expenses	6,962	8,334	8,234
Segment operating profit (loss)	(31,087)	(50,344)	(46,655)
Depreciation expenses	816	736	728
Stock-based compensation	$ 8,098	$ 6,938	$ 5,484